Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,293,000
Previously Paid Amount	0.00
Total Fee Amount	1,519.25
Total Offset Amount	0.00
Net Fee	1,519.25
Narrative - Max Aggregate Offering Price	$ 10,293,000
Final Prospectus	true